Quarterly Holdings Report
for
Fidelity® Growth Company Fund
February 28, 2022
GCF-NPRT1-0422
1.797941.118
Common Stocks - 97.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 12.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd.	315,861	3,538
Entertainment - 1.6%
Live Nation Entertainment, Inc. (a)	211,687	25,576
Netflix, Inc. (a)	803,009	316,803
Roblox Corp. (a)(b)	1,628,147	83,964
Roku, Inc. Class A (a)	2,169,127	302,658
Sea Ltd. ADR (a)	905,773	131,881
The Walt Disney Co. (a)	259,470	38,521
		899,403
Interactive Media & Services - 10.0%
Alphabet, Inc.:
Class A (a)	1,079,816	2,916,734
Class C (a)	614,989	1,659,130
IAC (a)	42,467	4,874
Kuaishou Technology Class B (c)	510,388	5,849
Match Group, Inc. (a)	71,641	7,987
Meta Platforms, Inc. Class A (a)	3,720,299	785,095
Snap, Inc. Class A (a)	1,704,096	68,062
Taboola.com Ltd. (a)	3,150,464	20,825
Tencent Holdings Ltd.	357,712	19,303
Twitter, Inc. (a)	620,880	22,072
Vimeo, Inc. (a)	3,959,009	51,428
		5,561,359
Media - 0.0%
Comcast Corp. Class A	259,484	12,133
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	1,709,605	210,640
TOTAL COMMUNICATION SERVICES		6,687,073
CONSUMER DISCRETIONARY - 20.9%
Automobiles - 2.9%
Neutron Holdings, Inc. (a)(d)(e)	1,546,251	108
Rad Power Bikes, Inc. (a)(d)(e)	1,182,568	11,333
Rivian Automotive, Inc.	3,908,946	250,884
Rivian Automotive, Inc. (b)	346,024	23,377
Sono Group NV (b)	112,637	582
Tesla, Inc. (a)	1,482,678	1,290,567
XPeng, Inc. ADR (a)	812,192	29,539
		1,606,390
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	122,077	18,493
Booking Holdings, Inc. (a)	105,462	229,090
Chipotle Mexican Grill, Inc. (a)	43,236	65,864
Dutch Bros, Inc. (b)	259,705	12,520
Expedia, Inc. (a)	269,628	52,877
F45 Training Holdings, Inc.	725,612	11,160
Hyatt Hotels Corp. Class A (a)	220,654	21,428
Marriott International, Inc. Class A (a)	1,350,723	229,812
McDonald's Corp.	3,056	748
Penn National Gaming, Inc. (a)	2,504,163	128,589
Shake Shack, Inc. Class A (a)(b)	70,174	5,243
Sonder Holdings, Inc. (d)	1,569,222	9,431
Sonder Holdings, Inc.	3,589,612	19,416
Sonder Holdings, Inc.	911,458	5,478
Sonder Holdings, Inc.:
rights (a)(e)	53,749	221
rights (a)(e)	53,749	182
rights (a)(e)	53,749	150
rights (a)(e)	53,749	125
rights (a)(e)	53,749	105
rights (a)(e)	53,748	88
Starbucks Corp.	1,686,064	154,764
Sweetgreen, Inc.	1,204,171	28,977
Sweetgreen, Inc. Class A (b)	29,251	741
Yum China Holdings, Inc. (b)	489,607	25,469
		1,020,971
Household Durables - 0.6%
D.R. Horton, Inc.	458,726	39,175
KB Home	621,146	23,982
Lennar Corp. Class A	2,257,572	202,911
PulteGroup, Inc.	221,954	11,022
Purple Innovation, Inc. (a)	3,062,141	18,434
Toll Brothers, Inc.	513,102	27,841
Traeger, Inc. (a)(b)	184,200	1,818
Vizio Holding Corp. (a)(b)	471,069	6,397
		331,580
Internet & Direct Marketing Retail - 8.0%
Amazon.com, Inc. (a)	1,219,217	3,744,532
Cazoo Group Ltd. Class A (a)	2,798,664	9,879
Chewy, Inc. (a)(b)	120,297	5,671
Etsy, Inc. (a)	149,023	23,082
JD.com, Inc.:
Class A (a)	21,876	781
sponsored ADR (a)	228,138	16,342
Ozon Holdings PLC ADR (a)(b)(e)	21,837	238
Revolve Group, Inc. (a)	2,031,950	96,375
RumbleON, Inc. Class B (a)(b)	209,399	5,997
The RealReal, Inc. (a)(b)	951,969	8,482
thredUP, Inc. (a)(b)	2,159,796	18,337
Wayfair LLC Class A (a)(b)	3,581,959	504,591
Xometry, Inc. (b)	26,095	1,276
Zomato Ltd. (a)(d)	31,811,600	30,310
		4,465,893
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)(b)	883,578	25,677
Multiline Retail - 0.3%
Dollar General Corp.	158,608	31,458
Dollar Tree, Inc. (a)	256,688	36,470
Ollie's Bargain Outlet Holdings, Inc. (a)	1,898,493	81,977
Target Corp.	38,909	7,773
		157,678
Specialty Retail - 2.3%
Carvana Co. Class A (a)	640,602	96,391
Fanatics, Inc. Class A (d)(e)	695,423	47,177
Five Below, Inc. (a)	219,772	35,957
Floor & Decor Holdings, Inc. Class A (a)	554,654	53,036
Lowe's Companies, Inc.	1,719,940	380,210
RH (a)	289,850	116,482
The Home Depot, Inc.	1,213,469	383,250
TJX Companies, Inc.	2,168,227	143,320
Volta, Inc. (a)	298,807	1,345
Williams-Sonoma, Inc.	12,211	1,769
		1,258,937
Textiles, Apparel & Luxury Goods - 4.9%
adidas AG	178,301	42,158
Allbirds, Inc. Class A (b)	1,288,958	10,157
Canada Goose Holdings, Inc. (a)	1,242,527	32,526
Deckers Outdoor Corp. (a)	587,065	169,450
lululemon athletica, Inc. (a)	5,527,126	1,768,349
NIKE, Inc. Class B	1,700,119	232,151
On Holding AG (b)	592,993	14,439
On Holding AG	1,012,500	23,422
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,645,048	351,519
Tory Burch LLC Class B (a)(d)(e)(f)	1,275,684	78,046
Under Armour, Inc. Class C (non-vtg.) (a)(b)	985,759	15,407
		2,737,624
TOTAL CONSUMER DISCRETIONARY		11,604,750
CONSUMER STAPLES - 3.1%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	53,700	11,579
Fever-Tree Drinks PLC	959,256	23,916
Keurig Dr. Pepper, Inc.	2,422,073	93,662
Monster Beverage Corp. (a)	2,298,841	194,022
PepsiCo, Inc.	686,548	112,415
The Coca-Cola Co.	4,469,793	278,200
		713,794
Food & Staples Retailing - 0.7%
Blink Health, Inc. Series A1 (a)(d)(e)	173,460	6,635
Costco Wholesale Corp.	455,874	236,713
Kroger Co.	434,855	20,351
Ocado Group PLC (a)	766,440	14,094
Performance Food Group Co. (a)	1,179,420	66,095
Sysco Corp.	591,983	51,562
		395,450
Food Products - 0.3%
Bunge Ltd.	781,238	81,678
Darling Ingredients, Inc. (a)	570,595	41,357
Kellogg Co.	38,800	2,481
Laird Superfood, Inc. (a)	351,844	2,164
Mondelez International, Inc.	245,083	16,048
Oatly Group AB ADR (a)(b)	1,302,772	8,794
The Hershey Co.	44,656	9,032
The Real Good Food Co. LLC Class B unit	616,906	3,505
The Real Good Food Co., Inc.	56,622	339
		165,398
Household Products - 0.2%
Church & Dwight Co., Inc.	184,252	18,029
Colgate-Palmolive Co.	340,130	26,173
Procter & Gamble Co.	458,976	71,550
		115,752
Personal Products - 0.2%
Olaplex Holdings, Inc.	2,051,053	34,417
The Beauty Health Co. (d)	2,884,717	55,906
The Beauty Health Co. (a)(b)	1,238,211	23,997
		114,320
Tobacco - 0.4%
Altria Group, Inc.	3,232,802	165,810
JUUL Labs, Inc. Class A (a)(d)(e)	44,067	1,909
Philip Morris International, Inc.	716,679	72,435
		240,154
TOTAL CONSUMER STAPLES		1,744,868
ENERGY - 1.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	729,777	21,441
Halliburton Co.	2,779,705	93,204
Schlumberger Ltd.	2,022,300	79,355
		194,000
Oil, Gas & Consumable Fuels - 1.2%
EOG Resources, Inc.	553,390	63,596
Hess Corp.	3,667,591	370,647
Pioneer Natural Resources Co.	254,076	60,877
Range Resources Corp. (a)	1,173,302	26,927
Reliance Industries Ltd.	4,598,338	143,670
		665,717
TOTAL ENERGY		859,717
FINANCIALS - 2.3%
Banks - 1.2%
Bank of America Corp.	4,783,408	211,427
First Republic Bank	318,261	55,142
HDFC Bank Ltd. sponsored ADR	1,464,094	91,023
JPMorgan Chase & Co.	1,372,880	194,674
Wells Fargo & Co.	1,506,858	80,421
		632,687
Capital Markets - 0.6%
B3 SA - Brasil Bolsa Balcao	3,626,300	10,263
BlackRock, Inc. Class A	146,514	108,990
Charles Schwab Corp.	2,661,015	224,749
		344,002
Consumer Finance - 0.2%
American Express Co.	451,561	87,847
Discover Financial Services	86,678	10,700
		98,547
Diversified Financial Services - 0.3%
Adimab LLC (a)(d)(e)(f)	3,162,765	133,752
Ant International Co. Ltd. Class C (a)(d)(e)	2,440,816	4,686
WeWork, Inc. (d)	3,118,425	19,958
WeWork, Inc. (a)	3,283,925	21,017
		179,413
TOTAL FINANCIALS		1,254,649
HEALTH CARE - 10.9%
Biotechnology - 6.0%
4D Molecular Therapeutics, Inc. (a)	173,943	2,383
AbbVie, Inc.	420,198	62,093
ACADIA Pharmaceuticals, Inc. (a)	5,097,993	129,540
Adagio Therapeutics, Inc. (c)(g)	1,187,185	7,942
Adagio Therapeutics, Inc. (b)(g)	4,697,926	31,429
ADC Therapeutics SA (a)	794,677	13,271
Akouos, Inc. (a)	947,088	5,057
Akouos, Inc. (a)(c)	362,038	1,933
Alector, Inc. (a)	1,321,735	20,936
Allovir, Inc. (a)	2,327,360	20,946
Alnylam Pharmaceuticals, Inc. (a)	3,219,454	508,191
Ambrx Biopharma, Inc. ADR	407,388	1,829
Amgen, Inc.	378,642	85,755
Annexon, Inc. (a)(b)	129,875	631
Arcutis Biotherapeutics, Inc. (a)	666,963	11,872
Argenx SE ADR (a)	473,257	136,161
Arrowhead Pharmaceuticals, Inc. (a)	79,884	3,515
Ascendis Pharma A/S sponsored ADR (a)	64,472	7,246
aTyr Pharma, Inc. (a)	1,029,734	5,107
Avidity Biosciences, Inc. (a)(b)	1,140,265	19,339
Axcella Health, Inc. (a)(g)	2,019,334	3,817
Beam Therapeutics, Inc. (a)(b)	42,500	3,330
BeiGene Ltd. ADR (a)	1,233,546	259,686
BioAtla, Inc. (a)	813,396	5,271
BioNTech SE ADR (a)	2,110	318
BioXcel Therapeutics, Inc. (a)(b)(g)	1,453,542	26,614
Bolt Biotherapeutics, Inc. (b)	80,466	281
Calyxt, Inc. (a)	1,128,073	1,320
Century Therapeutics, Inc.	1,408,404	19,858
Cerevel Therapeutics Holdings (a)	5,340,746	141,370
ChemoCentryx, Inc. (a)	2,894,276	87,812
Cibus Corp. Series C (a)(d)(e)(f)	7,677,474	17,965
Codiak Biosciences, Inc. (a)(g)	1,171,702	5,530
Connect Biopharma Holdings Ltd. ADR (a)	367,093	1,439
CRISPR Therapeutics AG (a)(b)	189,015	11,600
Cyclerion Therapeutics, Inc. (a)	234,531	246
Cyclerion Therapeutics, Inc. (a)(d)	543,695	571
Day One Biopharmaceuticals, Inc. (a)(b)	184,341	2,518
Denali Therapeutics, Inc. (a)	316,060	10,291
Deverra Therapeutics, Inc. (e)	59,780	139
EQRx, Inc. (a)(g)	6,347,028	19,168
EQRx, Inc.:
rights (a)(e)	441,931	619
rights (a)(e)	189,399	197
Erasca, Inc.	371,916	4,612
Evelo Biosciences, Inc. (a)(b)	2,607,696	8,149
Exelixis, Inc. (a)	173,822	3,569
Foghorn Therapeutics, Inc. (a)	720,214	6,921
Gemini Therapeutics, Inc. (a)	728,293	990
Generation Bio Co. (a)	2,455,119	12,570
Graphite Bio, Inc.	368,900	3,394
Icosavax, Inc. (a)	388,954	6,776
Imago BioSciences, Inc.	238,585	5,619
Immunocore Holdings PLC ADR	562,475	12,431
Inhibrx, Inc. (a)(b)	552,076	11,870
Instil Bio, Inc. (a)	510,927	5,482
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(e)	156,370	0
Ionis Pharmaceuticals, Inc. (a)(g)	7,591,996	253,421
iTeos Therapeutics, Inc. (a)	192,431	6,953
Janux Therapeutics, Inc.	538,511	9,305
Karuna Therapeutics, Inc. (a)	1,348,804	141,624
Keros Therapeutics, Inc. (a)	151,553	8,138
Kinnate Biopharma, Inc. (a)	261,968	2,038
Kronos Bio, Inc. (a)(b)	267,141	2,012
Kura Oncology, Inc. (a)(b)	77,623	1,232
Kymera Therapeutics, Inc. (a)	117,821	4,685
Lexicon Pharmaceuticals, Inc. (a)(b)	1,958,613	4,054
Lyell Immunopharma, Inc. (b)	415,680	3,010
Moderna, Inc. (a)	697,963	107,207
Monte Rosa Therapeutics, Inc.	1,131,733	16,229
Morphic Holding, Inc. (a)	1,078,785	43,000
Nuvalent, Inc. (c)	348,485	5,210
Nuvalent, Inc. Class A (a)	1,042,005	15,578
Olema Pharmaceuticals, Inc. (a)(b)	136,440	639
Omega Therapeutics, Inc. (a)	834,709	9,908
Omega Therapeutics, Inc. (c)	449,658	5,337
ORIC Pharmaceuticals, Inc. (a)	1,056,521	8,199
Poseida Therapeutics, Inc. (a)	2,074,071	7,570
Praxis Precision Medicines, Inc. (a)	1,503,512	19,696
Protagonist Therapeutics, Inc. (a)	686,350	16,665
Prothena Corp. PLC (a)	663,679	22,963
PTC Therapeutics, Inc. (a)	917,316	32,216
Recursion Pharmaceuticals, Inc. (a)(b)	369,815	4,049
Regeneron Pharmaceuticals, Inc. (a)	293,149	181,272
Relay Therapeutics, Inc. (a)	668,579	16,119
Repligen Corp. (a)(b)	140,511	27,639
Revolution Medicines, Inc. (a)	156,210	2,955
Rigel Pharmaceuticals, Inc. (a)(b)(g)	9,207,436	23,111
Rubius Therapeutics, Inc. (a)(b)(g)	4,729,259	23,599
Sage Therapeutics, Inc. (a)	1,956,642	71,163
Saluda Medical Pty Ltd. warrants (a)(d)(e)	174,424	501
Sana Biotechnology, Inc. (b)	285,112	1,842
Scholar Rock Holding Corp. (a)(b)	1,122,072	19,524
Seagen, Inc. (a)	46,222	5,957
Seres Therapeutics, Inc. (a)(g)	4,743,883	37,951
Shattuck Labs, Inc. (a)	1,281,972	6,410
Sigilon Therapeutics, Inc. (a)	413,667	600
Silverback Therapeutics, Inc. (a)	1,472,517	6,332
Springworks Therapeutics, Inc. (a)	1,555,442	88,022
Synlogic, Inc. (a)	2,472,183	4,895
Syros Pharmaceuticals, Inc. (a)	1,165,100	1,503
Syros Pharmaceuticals, Inc. (a)(c)	938,007	1,210
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	102,210	0
Tango Therapeutics, Inc. (a)	974,388	8,925
Taysha Gene Therapies, Inc. (a)	992,059	6,319
Tenaya Therapeutics, Inc. (a)	300,251	3,501
TG Therapeutics, Inc. (a)	1,171,628	11,564
Turning Point Therapeutics, Inc. (a)	90,149	2,854
Twist Bioscience Corp. (a)	747,893	41,837
Tyra Biosciences, Inc.	169,969	2,014
Ultragenyx Pharmaceutical, Inc. (a)	68,715	4,626
uniQure B.V. (a)	800,416	13,599
UNITY Biotechnology, Inc. (a)(b)	1,102,664	959
Vaxcyte, Inc. (a)	1,107,020	25,650
Vera Therapeutics, Inc. (a)	552,371	12,821
Vertex Pharmaceuticals, Inc. (a)	123,737	28,462
Verve Therapeutics, Inc.	323,362	10,558
Vor Biopharma, Inc. (a)	380,759	3,438
Xencor, Inc. (a)	514,083	16,096
Yumanity Therapeutics, Inc. (a)	505,864	577
Zai Lab Ltd. ADR (a)	633,891	34,674
Zentalis Pharmaceuticals, Inc. (a)	546,436	27,262
		3,304,798
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	265,789	32,059
DexCom, Inc. (a)	371,418	153,734
Figs, Inc. Class A (a)	358,013	5,882
Il Makiage Ltd. (d)(e)	5,153	4,436
Insulet Corp. (a)	1,670,299	442,111
Intuitive Surgical, Inc. (a)	736,940	213,956
Novocure Ltd. (a)	3,192,557	261,343
Outset Medical, Inc. (a)	1,484,578	65,277
Penumbra, Inc. (a)	287,833	63,824
Presbia PLC (a)(e)(g)	1,099,338	16
PROCEPT BioRobotics Corp.	148,498	3,709
PROCEPT BioRobotics Corp.	518,247	12,299
Shockwave Medical, Inc. (a)	699,514	123,975
Treace Medical Concepts, Inc. (a)(b)	229,258	4,938
		1,387,559
Health Care Providers & Services - 0.4%
1Life Healthcare, Inc. (a)	1,002,293	10,835
Alignment Healthcare, Inc. (a)	1,842,883	15,554
Centene Corp. (a)	699,614	57,802
Guardant Health, Inc. (a)	242,731	16,086
Humana, Inc.	92,663	40,245
Privia Health Group, Inc. (a)(b)	224,980	5,791
Progyny, Inc. (a)(b)	276,790	10,894
The Oncology Institute, Inc. (d)	1,815,080	9,747
UnitedHealth Group, Inc.	173,638	82,629
		249,583
Health Care Technology - 0.0%
DNA Script (d)(e)	463	370
DNA Script (d)(e)	1,769	1,413
Doximity, Inc.	100,100	6,141
		7,924
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	213,715	17,411
10X Genomics, Inc. Class B (a)(c)	2,870,040	233,822
23andMe Holding Co. Class B (c)	1,354,161	6,053
Absci Corp. (b)	3,667,625	34,366
Absci Corp. (c)	787,367	7,378
Akoya Biosciences, Inc. (a)(b)	62,011	687
Bruker Corp.	232,701	16,375
Danaher Corp.	291,829	80,081
ICON PLC (a)	21,186	5,042
Nanostring Technologies, Inc. (a)	434,656	15,413
Olink Holding AB ADR (a)	1,253,925	21,430
Seer, Inc. (a)	2,083,559	31,920
Thermo Fisher Scientific, Inc.	152,345	82,876
WuXi AppTec Co. Ltd. (H Shares) (c)	1,192,171	16,903
Wuxi Biologics (Cayman), Inc. (a)(c)	8,493,994	70,257
		640,014
Pharmaceuticals - 0.8%
4D Pharma PLC (a)(b)	2,734,541	1,181
Arvinas Holding Co. LLC (a)	192,968	12,506
Atea Pharmaceuticals, Inc. (a)(g)	4,623,790	29,315
Bristol-Myers Squibb Co.	426,063	29,258
Dragonfly Therapeutics, Inc. (a)(d)(e)	481,725	7,602
Fulcrum Therapeutics, Inc. (a)	1,172,297	12,895
GH Research PLC	1,104,728	18,228
Hansoh Pharmaceutical Group Co. Ltd. (c)	2,087,758	4,467
Harmony Biosciences Holdings, Inc. (a)(b)	1,827,228	73,016
Intra-Cellular Therapies, Inc. (a)	3,239,157	179,708
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	292,440	1,858
Kaleido Biosciences, Inc. (a)(g)	2,303,879	3,433
Longboard Pharmaceuticals, Inc. (a)	2,393	11
Nektar Therapeutics (a)	749,202	7,672
Nuvation Bio, Inc. (d)	1,813,693	9,177
Nuvation Bio, Inc. (a)	2,658,804	13,454
OptiNose, Inc. (a)(g)	4,403,600	12,903
Pfizer, Inc.	117,415	5,511
Pharvaris BV	144,672	2,474
Pliant Therapeutics, Inc. (a)	571,491	5,126
Sienna Biopharmaceuticals, Inc. (a)(g)	1,592,654	0
Skyhawk Therapeutics, Inc. (d)(e)	603,195	7,667
Stemcentrx, Inc. rights 12/31/21 (a)(e)	2,065,715	0
Theravance Biopharma, Inc. (a)(b)	985,332	9,922
Theseus Pharmaceuticals, Inc.	301,879	3,049
UCB SA	105,554	11,520
		461,953
TOTAL HEALTH CARE		6,051,831
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.5%
Space Exploration Technologies Corp. Class A (a)(d)(e)	4,182,100	234,198
The Boeing Co. (a)	102,797	21,108
		255,306
Air Freight & Logistics - 0.2%
FedEx Corp.	89,919	19,986
United Parcel Service, Inc. Class B	378,976	79,744
		99,730
Airlines - 1.3%
Delta Air Lines, Inc. (a)	3,389,100	135,293
JetBlue Airways Corp. (a)	8,221,632	125,544
Ryanair Holdings PLC sponsored ADR (a)	99,286	9,900
Southwest Airlines Co. (a)	4,543,526	199,006
Spirit Airlines, Inc. (a)	1,596,298	40,035
United Airlines Holdings, Inc. (a)	1,783,839	79,202
Wheels Up Experience, Inc. (d)	166,281	584
Wheels Up Experience, Inc.:
Class A (a)	7,028,597	24,670
rights (a)(e)	80,889	169
rights (a)(e)	80,889	145
rights (a)(e)	80,890	125
Wizz Air Holdings PLC (a)(c)	2,332,898	105,056
		719,729
Building Products - 0.1%
Resideo Technologies, Inc. (a)(b)	261,423	6,729
The AZEK Co., Inc. (a)	304,773	8,988
Trane Technologies PLC	386,237	59,453
		75,170
Construction & Engineering - 0.0%
MasTec, Inc. (a)	272,002	21,423
Electrical Equipment - 0.3%
AMETEK, Inc.	170,616	22,144
Eaton Corp. PLC	190,988	29,468
Emerson Electric Co.	331,849	30,835
Fluence Energy, Inc. (b)	294,309	3,982
Generac Holdings, Inc. (a)	153,057	48,285
Rockwell Automation, Inc.	115,107	30,685
		165,399
Industrial Conglomerates - 0.2%
3M Co.	392,639	58,366
Honeywell International, Inc.	393,253	74,620
		132,986
Machinery - 0.5%
Caterpillar, Inc.	346,932	65,078
Deere & Co.	229,169	82,505
Illinois Tool Works, Inc.	200,773	43,435
Ingersoll Rand, Inc.	284,991	14,398
Xylem, Inc.	789,874	70,259
		275,675
Professional Services - 0.0%
Clarivate Analytics PLC (a)	53,803	806
LegalZoom.com, Inc. (b)	301,370	4,704
Sterling Check Corp. (b)	264,021	5,560
		11,070
Road & Rail - 2.0%
Avis Budget Group, Inc. (a)	2,677,994	491,251
Bird Global, Inc. (d)	961,227	3,143
Bird Global, Inc.	3,438,929	10,683
Bird Global, Inc.:
rights 11/4/26 (a)(e)	133,323	161
rights 11/4/26 (a)(e)	133,322	85
rights 11/4/26 (a)(e)	133,322	43
Class A (a)	255,015	834
Canadian Pacific Railway Ltd.	386,990	27,198
CSX Corp.	1,402,201	47,549
Hertz Global Holdings, Inc. (b)	499,364	10,147
Lyft, Inc. (a)	1,988,440	77,430
Uber Technologies, Inc. (a)	4,708,065	169,632
Union Pacific Corp.	1,047,407	257,610
		1,095,766
Transportation Infrastructure - 0.1%
Delhivery Private Ltd. (d)(e)	2,969,100	23,088
TOTAL INDUSTRIALS		2,875,342
INFORMATION TECHNOLOGY - 40.2%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	482,384	59,203
Ciena Corp. (a)	3,238,264	221,562
Infinera Corp. (a)(b)(g)	11,443,192	105,621
Lumentum Holdings, Inc. (a)	329,090	32,534
		418,920
Electronic Equipment & Components - 0.2%
908 Devices, Inc. (a)(b)	19,432	323
Arlo Technologies, Inc. (a)	888,628	8,246
II-VI, Inc. (a)(b)	910,501	63,243
TE Connectivity Ltd.	13,583	1,935
Trimble, Inc. (a)	723,857	50,489
		124,236
IT Services - 4.4%
Accenture PLC Class A	181,313	57,299
Actua Corp. (a)(e)	1,327,455	13
Block, Inc. Class A (a)	832,282	106,116
CI&T, Inc. Class A	270,333	4,506
Cloudflare, Inc. (a)	4,777,892	556,242
MasterCard, Inc. Class A	1,307,255	471,684
MongoDB, Inc. Class A (a)	19,527	7,459
Okta, Inc. (a)	216,489	39,583
PayPal Holdings, Inc. (a)	2,179,980	244,005
Shopify, Inc. Class A (a)	590,613	410,014
Snowflake Computing, Inc. (a)	139,375	37,026
TDCX, Inc. ADR	54,794	827
Thoughtworks Holding, Inc.	337,801	7,722
Toast, Inc.	50,117	1,028
Twilio, Inc. Class A (a)	25,705	4,493
Visa, Inc. Class A	2,376,161	513,536
		2,461,553
Semiconductors & Semiconductor Equipment - 12.9%
Advanced Micro Devices, Inc. (a)	4,048,699	499,367
Applied Materials, Inc.	1,684,374	226,043
ASML Holding NV	269,062	179,333
Broadcom, Inc.	130,062	76,404
Cirrus Logic, Inc. (a)	1,617,040	140,472
Enphase Energy, Inc. (a)	140,874	23,484
First Solar, Inc. (a)	494,935	37,264
GlobalFoundries, Inc.	502,894	30,566
Intel Corp.	349,134	16,654
KLA Corp.	215,503	75,103
Lam Research Corp.	44,211	24,818
Marvell Technology, Inc.	2,320,304	158,546
Micron Technology, Inc.	305,052	27,107
NVIDIA Corp.	19,631,624	4,787,172
onsemi (a)	546,644	34,225
Qualcomm, Inc.	1,013,051	174,235
Silicon Laboratories, Inc. (a)(g)	2,206,786	339,205
SiTime Corp. (a)	198,693	40,164
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,078,644	115,426
Teradyne, Inc.	234,693	27,675
Texas Instruments, Inc.	482,260	81,979
Wolfspeed, Inc. (a)(b)	330,850	33,985
		7,149,227
Software - 11.4%
Adobe, Inc. (a)	804,077	376,051
Atlassian Corp. PLC (a)	89,360	27,319
Autodesk, Inc. (a)	429,513	94,592
Avalara, Inc. (a)	89,080	9,256
AvidXchange Holdings, Inc.	168,545	1,623
Bill.Com Holdings, Inc. (a)	13,500	3,211
Black Knight, Inc. (a)	262,163	14,731
Braze, Inc. (b)	75,463	3,184
Clear Secure, Inc. (b)	2,565	69
Clearwater Analytics Holdings, Inc. (b)	299,148	5,944
Confluent, Inc. (b)	553,165	23,670
Coupa Software, Inc. (a)	66,978	8,105
Crowdstrike Holdings, Inc. (a)(b)	202,859	39,600
Datadog, Inc. Class A (a)	103,897	16,739
DocuSign, Inc. (a)(b)	124,333	14,725
Domo, Inc. Class B (a)	78,923	3,512
Elastic NV (a)	130,601	11,317
EngageSmart, Inc.	209,699	4,613
Epic Games, Inc. (a)(d)(e)	51,800	38,126
Expensify, Inc.	133,637	2,740
ForgeRock, Inc. (b)	180,044	2,666
Freshworks, Inc. (b)	292,620	5,361
HashiCorp, Inc.	51,623	2,601
HubSpot, Inc. (a)	254,165	133,437
Informatica, Inc. (b)	206,045	4,154
Intuit, Inc.	402,150	190,768
Lightspeed Commerce, Inc. (a)	322,252	8,466
LivePerson, Inc. (a)(b)	405,377	8,221
Microsoft Corp.	10,266,754	3,067,603
Nutanix, Inc. Class A (a)(g)	12,437,211	332,074
Oracle Corp.	2,903,879	220,608
Paycom Software, Inc. (a)	53,540	18,161
Paylocity Holding Corp. (a)	84,768	18,008
Pine Labs Private Ltd. (d)(e)	4,120	2,306
Procore Technologies, Inc. (a)(b)	56,219	3,665
RingCentral, Inc. (a)	30,789	4,028
Riskified Ltd. (a)(b)	661,112	4,978
Riskified Ltd.:
Class A (c)	118,325	891
Class B	1,558,874	11,738
Salesforce.com, Inc. (a)	5,973,474	1,257,595
Samsara, Inc. (b)	348,931	6,099
SentinelOne, Inc. (b)	267,283	11,092
ServiceNow, Inc. (a)	194,608	112,857
Stripe, Inc. Class B (a)(d)(e)	205,500	6,617
The Trade Desk, Inc. (a)	206,048	17,580
UiPath, Inc. Class A (a)(b)	1,297,917	45,051
Workday, Inc. Class A (a)	101,231	23,187
Zoom Video Communications, Inc. Class A (a)	203,957	27,045
Zscaler, Inc. (a)	280,598	67,105
		6,313,089
Technology Hardware, Storage & Peripherals - 10.5%
Apple, Inc.	33,420,848	5,518,449
Pure Storage, Inc. Class A (a)	11,038,321	286,334
Samsung Electronics Co. Ltd.	416,325	25,088
		5,829,871
TOTAL INFORMATION TECHNOLOGY		22,296,896
MATERIALS - 1.2%
Chemicals - 0.5%
Albemarle Corp. U.S.	97,490	19,097
CF Industries Holdings, Inc.	598,446	48,588
Corteva, Inc.	2,460,246	128,007
DuPont de Nemours, Inc.	698,612	54,052
The Mosaic Co.	493,696	25,884
		275,628
Containers & Packaging - 0.0%
Sealed Air Corp.	216,906	14,561
Metals & Mining - 0.7%
Barrick Gold Corp. (Canada)	1,482,445	33,509
Freeport-McMoRan, Inc.	5,485,555	257,547
Newmont Corp.	477,740	31,626
Rio Tinto PLC sponsored ADR (b)	395,678	31,092
		353,774
TOTAL MATERIALS		643,963
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	296,437	67,253
Equinix, Inc.	21,352	15,154
Simon Property Group, Inc.	528,360	72,681
		155,088
Real Estate Management & Development - 0.0%
CBRE Group, Inc.	417,869	40,471
TOTAL REAL ESTATE		195,559
TOTAL COMMON STOCKS (Cost $19,455,851)		54,214,648

Preferred Stocks - 2.0%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.9%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc.:
Series B(a)(d)	9,869,159	15,156
Series C(a)(d)	5,234,614	8,039
Series D(a)(d)	10,743,446	16,499
Series E3(d)	4,422,051	6,791
		46,485
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series B(a)(d)(e)	384,303	23,748
Series E(d)(e)	24,203	1,496
Series F(d)(e)	114,996	7,106
		32,350
TOTAL COMMUNICATION SERVICES		78,835

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(d)(e)	154,174	1,478
Series C(a)(d)(e)	606,658	5,814
Series D(d)(e)	1,071,300	10,267
		17,559
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (d)(e)	7,000	3,854
MOD Super Fast Pizza Holdings LLC Series 3 (a)(d)(e)(f)	82,137	19,250
		23,104
Internet & Direct Marketing Retail - 0.2%
GoBrands, Inc.:
Series G(d)(e)	125,688	51,149
Series H(d)(e)	104,311	42,449
Instacart, Inc.:
Series H(a)(d)(e)	72,310	5,822
Series I(d)(e)	32,756	2,637
		102,057
Textiles, Apparel & Luxury Goods - 0.1%
DNA Script Series C (d)(e)	10,882	8,694
Freenome, Inc.:
Series C(a)(d)(e)	900,884	10,513
Series D(d)(e)	502,404	5,863
Laronde, Inc. Series B (d)(e)	344,496	7,589
		32,659
TOTAL CONSUMER DISCRETIONARY		175,379

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(d)(e)	927,374	35,472

Food Products - 0.0%
AgBiome LLC:
Series C(a)(d)(e)	1,060,308	6,285
Series D(d)(e)	852,431	5,053
Bowery Farming, Inc. Series C1 (d)(e)	130,916	7,888
		19,226
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(d)(e)	22,033	954

TOTAL CONSUMER STAPLES		55,652

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(d)(e)	416,094	2,580
Series C(d)(e)	559,977	3,472
		6,052
HEALTH CARE - 0.6%
Biotechnology - 0.5%
Ankyra Therapeutics Series B (d)(e)	1,356,730	5,834
Asimov, Inc. Series B (d)(e)	82,174	7,616
Bright Peak Therapeutics AG Series B (d)(e)	1,272,915	3,844
Caris Life Sciences, Inc. Series D (d)(e)	1,235,035	8,225
Deep Genomics, Inc. Series C (d)(e)	682,293	7,451
Element Biosciences, Inc.:
Series B(a)(d)(e)	1,096,312	18,045
Series C(d)(e)	480,109	7,903
ElevateBio LLC Series C (d)(e)	1,534,100	5,555
Generate Biomedicines Series B (d)(e)	820,747	7,264
Inscripta, Inc.:
Series D(a)(d)(e)	1,690,173	12,355
Series E(d)(e)	1,086,476	7,942
Intarcia Therapeutics, Inc.:
Series CC(a)(d)(e)	1,051,411	0
Series DD(a)(d)(e)	1,543,687	0
Korro Bio, Inc.:
Series B1(d)(e)	1,436,500	3,045
Series B2(d)(e)	1,348,657	2,859
LifeMine Therapeutics, Inc. Series C (d)(e)	7,794,524	15,874
National Resilience, Inc.:
Series B(a)(d)(e)	1,277,345	77,663
Series C(d)(e)	379,000	23,043
Quell Therapeutics Ltd. Series B (d)(e)	3,870,630	5,225
SalioGen Therapeutics, Inc. Series B (d)(e)	51,683	4,262
Saluda Medical Pty Ltd. Series D (d)(e)	581,414	7,416
Sonoma Biotherapeutics, Inc.:
Series B(d)(e)	2,497,760	4,571
Series B1(d)(e)	1,332,116	2,438
T-Knife Therapeutics, Inc. Series B (d)(e)	995,165	4,150
Treeline Biosciences Series A (d)(e)	1,219,600	7,586
		250,166
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (a)(d)(e)	5,899,008	5,992

Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (d)(e)	2,899,016	2,870
Conformal Medical, Inc. Series C (a)(d)(e)	1,067,180	4,237
Scorpion Therapeutics, Inc. Series B (a)(d)(e)	1,325,354	1,842
		8,949
Health Care Technology - 0.1%
Aledade, Inc. Series B1 (d)(e)	101,470	3,428
DNA Script Series B (d)(e)	22	18
Omada Health, Inc. Series E (d)(e)	2,558,060	15,336
PrognomIQ, Inc.:
Series A5(a)(d)(e)	372,687	1,140
Series B(a)(d)(e)	1,111,446	3,401
Series C(d)(e)	290,995	890
Wugen, Inc. Series B (d)(e)	493,529	2,803
		27,016
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B(a)(d)(e)	16,803	6,284
Series C(a)(d)(e)	13,100	4,899
Nohla Therapeutics, Inc. Series B (a)(d)(e)	9,124,200	0
		11,183
TOTAL HEALTH CARE		303,306

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series G (a)(d)(e)	216,276	121,115

Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (d)(e)	54,111	3,965

TOTAL INDUSTRIALS		125,080

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Meesho Series F (d)(e)	309,354	23,719
Xsight Labs Ltd. Series D (d)(e)	787,863	7,863
		31,582
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(d)(e)	4,067,736	4,510
Menlo Micro, Inc. Series C (d)(e)	4,423,488	5,863
		10,373
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	923,523	29
ByteDance Ltd. Series E1 (a)(d)(e)	403,450	63,576
		63,605
Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (d)(e)	1,811,000	7,316
GaN Systems, Inc.:
Series F1(d)(e)	287,190	2,435
Series F2(d)(e)	151,648	1,286
SiMa.ai Series B (d)(e)	1,596,216	10,423
		21,460
Software - 0.3%
Bolt Technology OU Series E (d)(e)	72,621	18,728
Databricks, Inc.:
Series G(d)(e)	83,432	18,393
Series H(d)(e)	91,057	20,074
Dataminr, Inc. Series D (a)(d)(e)	1,773,901	56,889
Evozyne LLC Series A (d)(e)	444,700	7,551
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	7,578,338	0
Nuvia, Inc. Series B (a)(d)	1,235,787	1,010
Skyryse, Inc. Series B (d)(e)	568,445	14,029
Stripe, Inc. Series H (d)(e)	88,200	2,840
Tenstorrent, Inc. Series C1 (d)(e)	92,100	6,911
		146,425
TOTAL INFORMATION TECHNOLOGY		273,445

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (d)(e)	186,833	11,613

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (d)(e)	1,704,625	46,690

TOTAL MATERIALS		58,303

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (d)(e)	80,057	3,795

TOTAL CONVERTIBLE PREFERRED STOCKS		1,079,847
Nonconvertible Preferred Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series E1 (d)	1,350,488	2,074

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(d)(e)	17,893,728	1,253
Waymo LLC Series A2 (a)(d)(e)	44,767	4,106
		5,359
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	46,864	17,526
Faraday Pharmaceuticals, Inc. Series B (a)(d)(e)	641,437	757
		18,283
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Pine Labs Private Ltd.:
Series 1(d)(e)	9,846	5,510
Series A(d)(e)	2,460	1,377
Series B(d)(e)	2,677	1,498
Series B2(d)(e)	2,165	1,212
Series C(d)(e)	4,028	2,254
Series C1(d)(e)	848	475
Series D(d)(e)	907	508
		12,834
TOTAL NONCONVERTIBLE PREFERRED STOCKS		38,550
TOTAL PREFERRED STOCKS (Cost $890,838)		1,118,397

Convertible Bonds - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
0% 10/27/25 (d)(e)	7,504	7,504
4% 5/22/27 (d)(e)	3,596	3,596
4% 6/12/27 (d)(e)	743	743
		11,843
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. 0.13% (d)(e)(i)	1,087	1,087
TOTAL CONVERTIBLE BONDS (Cost $12,930)		12,930

Preferred Securities - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (d)(i)	9,813	11,041
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/22 (d)(e)	13,682	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (d)(e)(i)	8,368	8,368
TOTAL HEALTH CARE		8,368
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e)	1,732	1,732
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (d)(e)(i)	6,731	6,731
Software - 0.0%
Tenstorrent, Inc. 0% (d)(e)(i)	5,120	5,120
TOTAL INFORMATION TECHNOLOGY		13,583
TOTAL PREFERRED SECURITIES (Cost $45,446)		32,992

Money Market Funds - 1.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.07% (j)	132,794,886	132,821
Fidelity Securities Lending Cash Central Fund 0.07% (j)(k)	532,076,183	532,129
TOTAL MONEY MARKET FUNDS (Cost $664,946)		664,950

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $21,070,011)	56,043,917
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(524,110)
NET ASSETS - 100.0%	55,519,807

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $472,308,000 or 0.9% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,931,081,000 or 3.5% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Affiliated company
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Adimab LLC	9/17/14 - 6/05/15	48,008
AgBiome LLC Series C	6/29/18	6,716
AgBiome LLC Series D	9/03/21	5,053
Aledade, Inc. Series B1	5/07/21	3,885
Ankyra Therapeutics Series B	8/26/21	7,641
Ant International Co. Ltd. Class C	5/16/18	9,303
AppNexus, Inc. Series E (Escrow)	8/01/14	0
Asimov, Inc. Series B	10/29/21	7,616
Astera Labs, Inc. Series C	8/24/21	6,088
Beta Technologies, Inc. Series A	4/09/21	3,965
Bird Global, Inc.	5/11/21	9,612
Blink Health, Inc. Series A1	12/30/20	4,699
Blink Health, Inc. Series C	11/07/19 - 7/14/21	35,402
Bolt Technology OU Series E	1/03/22	18,867
Boundless Bio, Inc. Series B	4/23/21	3,914
Bowery Farming, Inc. Series C1	5/18/21	7,888
Bright Peak Therapeutics AG Series B	5/14/21	4,972
ByteDance Ltd. Series E1	11/18/20	44,208
Caris Life Sciences, Inc. Series D	5/11/21	10,004
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	15,506
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	6,920
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	5,395
Castle Creek Pharmaceutical Holdings, Inc. 0.13%	6/28/21	1,087
Cibus Corp. Series C	2/16/18 - 6/23/21	13,654
Circle Internet Financial Ltd. 0%	5/11/21	9,813
Conformal Medical, Inc. Series C	7/24/20	3,913
Cyclerion Therapeutics, Inc.	4/02/19	8,052
Databricks, Inc. Series G	2/01/21	14,798
Databricks, Inc. Series H	8/31/21	20,074
Dataminr, Inc. Series D	2/18/15 - 3/06/15	22,617
Deep Genomics, Inc. Series C	7/21/21	9,894
Delhivery Private Ltd.	5/20/21	14,493
Diamond Foundry, Inc. Series C	3/15/21	40,911
Discord, Inc. Series I	9/15/21	3,854
DNA Script	12/17/21	1,788
DNA Script Series B	12/17/21	18
DNA Script Series C	10/01/21	9,466
Dragonfly Therapeutics, Inc.	12/19/19	12,746
Element Biosciences, Inc. Series B	12/13/19	5,745
Element Biosciences, Inc. Series C	6/21/21	9,869
ElevateBio LLC Series C	3/09/21	6,436
Enevate Corp. Series E	1/29/21	4,510
Enevate Corp. 0% 1/29/23	1/29/21	1,732
Epic Games, Inc.	7/13/20 - 7/30/20	29,786
Evozyne LLC Series A	4/09/21	9,992
Fanatics, Inc. Class A	8/13/20 - 12/15/21	18,962
Faraday Pharmaceuticals, Inc. Series B	12/30/19	843
Farmers Business Network, Inc. Series G	9/15/21	11,613
Freenome, Inc. Series C	8/14/20	5,958
Freenome, Inc. Series D	11/22/21	3,789
GaN Systems, Inc. Series F1	11/30/21	2,435
GaN Systems, Inc. Series F2	11/30/21	1,286
GaN Systems, Inc. 0%	11/30/21	6,731
Generate Biomedicines Series B	11/02/21	9,726
GoBrands, Inc. Series G	3/02/21	31,386
GoBrands, Inc. Series H	7/22/21	40,524
Il Makiage Ltd.	1/06/22	4,436
Inscripta, Inc. Series D	11/13/20	7,724
Inscripta, Inc. Series E	3/30/21	9,594
Instacart, Inc. Series H	11/13/20	4,339
Instacart, Inc. Series I	2/26/21	4,095
Intarcia Therapeutics, Inc. Series CC	11/14/12	14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	50,000
Intarcia Therapeutics, Inc. 6% 7/18/22	2/26/19	13,682
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	0
JUUL Labs, Inc. Class A	7/06/18	1,299
JUUL Labs, Inc. Series E	7/06/18	650
Kardium, Inc. Series D6	12/30/20	5,992
Kardium, Inc. 0%	12/30/20	8,368
Korro Bio, Inc. Series B1	12/17/21	3,749
Korro Bio, Inc. Series B2	12/17/21	3,749
Laronde, Inc. Series B	8/13/21	9,646
LifeMine Therapeutics, Inc. Series C	2/15/22	15,874
Meesho Series F	9/21/21	23,719
Menlo Micro, Inc. Series C	2/09/22	5,863
MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	11,503
National Resilience, Inc. Series B	12/01/20	17,449
National Resilience, Inc. Series C	6/28/21	16,831
Neutron Holdings, Inc.	2/04/21	15
Neutron Holdings, Inc. Series 1D	1/25/19	4,339
Neutron Holdings, Inc. 0% 10/27/25	10/29/21	7,504
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	3,596
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	743
Nohla Therapeutics, Inc. Series B	5/01/18	3,199
Nuvation Bio, Inc.	2/10/21	18,137
Nuvia, Inc. Series B	3/16/21	1,010
Omada Health, Inc. Series E	12/22/21	15,336
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	4,240
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	5,992
Pine Labs Private Ltd.	6/30/21	1,536
Pine Labs Private Ltd. Series 1	6/30/21	3,671
Pine Labs Private Ltd. Series A	6/30/21	917
Pine Labs Private Ltd. Series B	6/30/21	998
Pine Labs Private Ltd. Series B2	6/30/21	807
Pine Labs Private Ltd. Series C	6/30/21	1,502
Pine Labs Private Ltd. Series C1	6/30/21	316
Pine Labs Private Ltd. Series D	6/30/21	338
PrognomIQ, Inc. Series A5	8/20/20	225
PrognomIQ, Inc. Series B	9/11/20	2,540
PrognomIQ, Inc. Series C	2/16/22	890
Quell Therapeutics Ltd. Series B	11/24/21	7,315
Rad Power Bikes, Inc.	1/21/21	5,705
Rad Power Bikes, Inc. Series A	1/21/21	744
Rad Power Bikes, Inc. Series C	1/21/21	2,926
Rad Power Bikes, Inc. Series D	9/17/21	10,267
Reddit, Inc. Series B	7/26/17	5,456
Reddit, Inc. Series E	5/18/21	1,028
Reddit, Inc. Series F	8/11/21	7,106
Redwood Materials Series C	5/28/21	3,795
SalioGen Therapeutics, Inc. Series B	12/10/21	5,471
Saluda Medical Pty Ltd. Series D	1/20/22	7,416
Saluda Medical Pty Ltd. warrants	1/20/22	0
Scorpion Therapeutics, Inc. Series B	1/08/21	3,207
SiMa.ai Series B	5/10/21	8,184
Skyhawk Therapeutics, Inc.	5/21/21	9,904
Skyryse, Inc. Series B	10/21/21	14,029
Sonder Holdings, Inc.	4/29/21 - 10/27/21	14,698
Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,936
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,949
Space Exploration Technologies Corp. Class A	10/16/15 - 4/06/17	38,201
Space Exploration Technologies Corp. Series G	1/20/15	16,753
Starry, Inc. Series B	12/01/16	5,339
Starry, Inc. Series C	12/08/17	4,826
Starry, Inc. Series D	3/06/19 - 7/30/20	15,363
Starry, Inc. Series E1	9/04/20	1,900
Starry, Inc. Series E3	3/31/21	7,429
Stripe, Inc. Class B	5/18/21	8,246
Stripe, Inc. Series H	3/15/21	3,539
T-Knife Therapeutics, Inc. Series B	6/30/21	5,741
Tenstorrent, Inc. Series C1	4/23/21	5,476
Tenstorrent, Inc. 0%	4/23/21	5,120
The Beauty Health Co.	12/08/20	28,847
The Oncology Institute, Inc.	6/28/21	18,151
Tory Burch LLC Class B	12/31/12 - 5/14/15	83,044
Treeline Biosciences Series A	7/30/21	9,546
Waymo LLC Series A2	5/08/20	3,844
WeWork, Inc.	3/25/21	31,184
Wheels Up Experience, Inc.	2/01/21	1,663
Wugen, Inc. Series B	7/09/21	3,827
Xsight Labs Ltd. Series D	2/16/21	6,300
Zomato Ltd.	12/09/20 - 2/10/21	22,350

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	281,491	904,818	1,053,488	25	-	-	132,821	0.2%
Fidelity Securities Lending Cash Central Fund 0.07%	684,682	639,257	791,810	1,216	-	-	532,129	1.4%
Total	966,173	1,544,075	1,845,298	1,241	-	-	664,950

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Adagio Therapeutics, Inc.	178,946	-	-	-	-	(148,614)	-
Adagio Therapeutics, Inc.	-	-	-	-	-	(1,050)	7,942
Adagio Therapeutics, Inc.	86,904	2,383	1,478	-	(1,510)	(76,210)	31,429
Atea Pharmaceuticals, Inc.	38,238	-	778	-	(405)	(7,740)	29,315
Avis Budget Group, Inc.	803,171	-	53,829	-	35,331	(293,422)	-
Axcella Health, Inc.	6,027	-	92	-	(80)	(2,038)	3,817
BioXcel Therapeutics, Inc.	34,070	-	612	-	(231)	(6,613)	26,614
Codiak Biosciences, Inc.	15,271	-	240	-	6	(9,507)	5,530
EQRx, Inc.	-	969	239	-	(20)	(17,621)	19,168
Infinera Corp.	94,799	321	2,183	-	(38)	12,722	105,621
Ionis Pharmaceuticals, Inc.	205,658	-	5,210	-	2,204	50,769	253,421
Kaleido Biosciences, Inc.	8,455	-	125	-	(259)	(4,638)	3,433
Nutanix, Inc. Class A	414,493	7,634	8,123	-	2,924	(84,854)	332,074
OptiNose, Inc.	6,426	941	333	-	(1,426)	7,295	12,903
Presbia PLC	16	-	-	-	-	-	16
Rigel Pharmaceuticals, Inc.	25,645	-	1,035	-	(1,210)	(289)	23,111
Rubius Therapeutics, Inc.	59,612	57	1,003	-	123	(35,190)	23,599
Seres Therapeutics, Inc.	52,178	-	873	-	636	(13,990)	37,951
Sienna Biopharmaceuticals, Inc.	-	-	-	-	(88)	88	-
Silicon Laboratories, Inc.	480,477	-	47,250	-	16,659	(110,681)	339,205
The Oncology Institute, Inc.	10,602	-	-	-	-	(855)	-
Total	2,520,988	12,305	123,403	-	52,616	(742,438)	1,255,149

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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